Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net including those held under capital leases, consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
At cost:
Computer and transmission equipment	9,521	9,839	1,347
Furniture, fixtures and office equipment	1,931	2,342	321
Total	11,452	12,181	1,668
Less: accumulated depreciation	(9,259)	(10,200)	(1,397)
Property and equipment, net	2,193	1,981	271

For the years ended December 31, 2022, 2023 and 2024, depreciation expense was RMB1,149, RMB1,237 and RMB1,127 (US$154), respectively.